Fair Value Measurements - Summary Of Fair Value Hierarchy Of the Valuation Inputs (Detail)	Dec. 31, 2020 USD ($)
Liabilities:
Warrant Liability	$ 78,048,668
Public warrant
Liabilities:
Warrant Liability	53,130,000
Fair Value, Inputs, Level 1
Assets:
Marketable securities held in Trust Account	724,716,476
Fair Value, Inputs, Level 1 | Public warrant
Liabilities:
Warrant Liability	53,130,000
Fair Value, Inputs, Level 1 | Private placement warrant
Liabilities:
Warrant Liability	$ 24,918,668